Equity - Summary of Common Stocks (Detail) $ in Millions	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 TWD ($) shares
Disclosure Of Classes Of Share Capital [Abstract]
Number of authorized shares	12,000,000,000	12,000,000,000	12,000,000,000
Authorized shares | $	$ 120,000,000,000		$ 120,000,000,000
Number of issued and paid shares	7,757,000,000	7,757,000,000	7,757,000,000
Issued and outstanding shares	$ 77,574,000,000	$ 2,594	$ 77,574,000,000